Note 4 - Vessels, net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	296,107	(31,087)	265,020
—Reclassified from vessel held for sale	10,414	-	10,414
—Depreciation	-	(11,458)	(11,458)
—Impairment	(104,029)	42,545	(61,484)
— Vessel held for sale	(25,200)	-	(25,200)
Balance, December 31, 2012	177,292	-	177,292
—Depreciation	-	(6,429)	(6,429)
— Disposals	(177,292)	6,429	(170,863)
Balance, December 31, 2013	-	-	-